UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02809 and 811-10095

Name of Fund: BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2012

Date of reporting period: 12/31/2011

Item 1 – Schedule of Investments

Schedule of Investments December 31, 2011 (Unaudited)	BlackRock Value Opportunities Fund, Inc.
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Value Opportunities LLC	$956,226,477
Total Investments (Cost - $847,857,791) – 100.3%	956,226,477
Liabilities in Excess of Other Assets – (0.3)%	(2,833,206)
Net Assets – 100.0%	$953,393,271

BlackRock Value Opportunities Fund, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Value Opportunities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2011, the value of the investment and the percentage owned by the Fund of the Master LLC was $956,226,477 and 99.5%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policies approved by the Board of Directors of the Master LLC.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2011, the Fund’s investment in the Master LLC was classified as Level 2.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2011	1

Schedule of Investments December 31, 2011 (Unaudited)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 4.1%
Ceradyne, Inc. (a)	108,000	$2,892,240
Curtiss-Wright Corp.	254,500	8,991,485
Esterline Technologies Corp. (a)	145,200	8,126,844
Moog, Inc., Class A (a)	216,200	9,497,666
Spirit AeroSystems Holdings, Inc., Class A (a)(b)	497,800	10,344,284
		39,852,519
Automobiles — 0.4%
Thor Industries, Inc.	144,900	3,974,607
Beverages — 0.5%
Cott Corp. (a)	792,700	4,962,302
Biotechnology — 0.4%
Arena Pharmaceuticals, Inc. (a)(b)	1,205,200	2,253,724
MannKind Corp. (a)(b)	481,800	1,204,500
		3,458,224
Capital Markets — 0.4%
Investment Technology Group, Inc. (a)(b)	363,700	3,931,597
Chemicals — 2.4%
Ferro Corp. (a)(b)	289,800	1,417,122
Huntsman Corp.	653,800	6,538,000
OM Group, Inc. (a)	152,100	3,405,519
Rockwood Holdings, Inc. (a)	247,700	9,751,949
Spartech Corp. (a)	366,000	1,731,180
		22,843,770
Commercial Banks — 9.7%
Bank of Hawaii Corp.	54,300	2,415,807
Banner Corp.	299,299	5,132,978
BBCN Bancorp, Inc. (a)	135,289	1,278,481
Cullen/Frost Bankers, Inc.	110,629	5,853,380
First Midwest Bancorp, Inc.	598,100	6,058,753
First Financial Bankshares, Inc. (b)	155,250	5,190,008
FNB Corp.	905,700	10,243,467
Glacier Bancorp, Inc.	412,900	4,967,187
National Penn Bancshares, Inc.	1,068,100	9,014,764
Old National Bancorp	824,600	9,606,590
Pinnacle Financial Partners, Inc. (a)	469,200	7,577,580
PrivateBancorp, Inc.	394,900	4,336,002
Susquehanna Bancshares, Inc.	692,100	5,799,798
UMB Financial Corp.	162,500	6,053,125
Umpqua Holdings Corp.	748,000	9,267,720
Wintrust Financial Corp.	27,500	771,375
		93,567,015
Communications Equipment — 2.9%
Arris Group, Inc. (a)(b)	939,500	10,165,390
Harmonic, Inc. (a)	1,067,700	5,381,208
Plantronics, Inc.	149,300	5,321,052
Polycom, Inc. (a)	401,000	6,536,300
		27,403,950

Common Stocks	Shares	Value
Computers & Peripherals — 1.6%
NCR Corp. (a)	487,800	$8,029,188
QLogic Corp. (a)	496,100	7,441,500
		15,470,688
Construction & Engineering — 0.9%
Foster Wheeler AG (a)	208,500	3,990,690
URS Corp. (a)	138,300	4,857,096
		8,847,786
Containers & Packaging — 0.7%
Packaging Corp. of America	83,000	2,094,920
Rock-Tenn Co., Class A	81,380	4,695,626
		6,790,546
Diversified Financial Services — 0.4%
Interactive Brokers Group, Inc., Class A	97,000	1,449,180
Stifel Financial Corp. (a)	62,400	1,999,920
		3,449,100
Electric Utilities — 2.0%
Allete, Inc.	215,000	9,025,700
UIL Holdings Corp.	277,500	9,815,175
		18,840,875
Electrical Equipment — 0.2%
Regal-Beloit Corp.	28,000	1,427,160
Electronic Equipment, Instruments & Components — 2.3%
Checkpoint Systems, Inc. (a)(b)	384,800	4,209,712
Ingram Micro, Inc., Class A (a)	452,700	8,234,613
ScanSource, Inc. (a)(b)	264,500	9,522,000
		21,966,325
Energy Equipment & Services — 3.2%
Oil States International, Inc. (a)(b)	109,900	8,393,063
Pioneer Drilling Co. (a)(b)	884,900	8,565,832
Superior Energy Services, Inc. (a)(b)	210,108	5,975,471
Tetra Technologies, Inc. (a)(b)	821,000	7,668,140
		30,602,506
Food & Staples Retailing — 0.1%
The Fresh Market, Inc. (a)	13,900	554,610
Gas Utilities — 1.6%
Southwest Gas Corp.	370,300	15,734,047
Health Care Equipment & Supplies — 4.4%
CONMED Corp. (a)(b)	202,100	5,187,907
Hansen Medical, Inc. (a)(b)	1,623,900	4,189,662
Invacare Corp.	533,700	8,160,273
NuVasive, Inc. (a)	282,600	3,557,934
OraSure Technologies, Inc.	1,332,941	12,143,092
Wright Medical Group, Inc. (a)(b)	566,900	9,353,850
		42,592,718
Health Care Providers & Services — 6.6%
Brookdale Senior Living, Inc. (a)	317,700	5,524,803
Coventry Health Care, Inc. (a)	510,000	15,488,700

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2011	1

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Health Care Providers & Services (concluded)
Health Net, Inc. (a)	538,100	$16,369,002
Healthways, Inc. (a)	808,100	5,543,566
LCA-Vision, Inc. (a)	890,400	2,582,160
Owens & Minor, Inc.	120,000	3,334,800
Tenet Healthcare Corp. (b)	2,783,500	14,279,355
		63,122,386
Hotels, Restaurants & Leisure — 1.9%
Dunkin’ Brands Group, Inc. (a)	46,500	1,161,570
Gaylord Entertainment Co. (a)(b)	279,800	6,754,372
Papa John’s International, Inc. (a)	158,789	5,983,170
Ruby Tuesday, Inc. (a)(b)	675,300	4,659,570
		18,558,682
Household Durables — 0.5%
KB Home	483,200	3,247,104
MDC Holdings, Inc.	109,439	1,929,410
		5,176,514
Insurance — 2.8%
Delphi Financial Group, Inc., Class A	138,100	6,117,830
National Financial Partners Corp. (a)	399,300	5,398,536
ProAssurance Corp.	89,800	7,167,836
RLI Corp.	39,700	2,892,542
Selective Insurance Group, Inc.	284,200	5,038,866
		26,615,610
Internet Software & Services — 1.0%
IAC/InterActiveCorp.	168,400	7,173,840
Monster Worldwide, Inc. (a)	125,100	992,043
ValueClick, Inc. (a)(b)	116,303	1,894,576
		10,060,459
IT Services — 1.5%
Acxiom Corp. (a)	520,700	6,357,747
Convergys Corp. (a)(b)	645,300	8,240,481
		14,598,228
Leisure Equipment & Products — 0.4%
Leapfrog Enterprises, Inc. (a)	715,030	3,997,018
Life Sciences Tools & Services — 1.0%
Affymetrix, Inc. (a)(b)	2,305,000	9,427,450
Machinery — 9.1%
AGCO Corp. (a)	238,400	10,244,048
Altra Holdings, Inc. (a)(b)	650,178	12,242,852
Briggs & Stratton Corp.	472,900	7,325,221
CIRCOR International, Inc.	199,400	7,040,814
EnPro Industries, Inc. (a)(b)	258,300	8,518,734
IDEX Corp.	269,600	10,004,856
Kennametal, Inc.	225,900	8,249,868
RBC Bearings, Inc. (a)	217,700	9,078,090
Robbins & Myers, Inc.	224,200	10,884,910
Terex Corp.	307,800	4,158,378
		87,747,771

Common Stocks	Shares	Value
Media — 0.4%
Harte-Hanks, Inc.	378,712	$3,442,492
Metals & Mining — 1.2%
Carpenter Technology Corp.	220,200	11,335,896
Multi-Utilities — 3.1%
NorthWestern Corp.	295,400	10,572,366
OGE Energy Corp.	219,400	12,442,174
Vectren Corp.	210,500	6,363,415
		29,377,955
Multiline Retail — 1.5%
Big Lots, Inc. (b)	185,900	7,019,584
Fred’s, Inc.	437,214	6,374,580
Saks, Inc. (b)	94,700	923,325
		14,317,489
Oil, Gas & Consumable Fuels — 5.6%
Bill Barrett Corp. (a)(b)	145,400	4,953,778
Cabot Oil & Gas Corp.	76,999	5,844,224
Gastar Exploration Ltd. (a)	1,272,843	4,047,641
GeoResources, Inc. (a)(b)	130,649	3,829,322
HollyFrontier Corp.	230,380	5,390,892
Oasis Petroleum, Inc. (a)	360,000	10,472,400
SM Energy Co.	202,800	14,824,680
Whiting Petroleum Corp. (a)	95,100	4,440,219
		53,803,156
Paper & Forest Products — 0.8%
Wausau Paper Corp.	973,400	8,040,284
Pharmaceuticals — 0.3%
K-V Pharmaceutical Co., Class A (a)(b)	1,779,900	2,491,860
Professional Services — 1.5%
Kelly Services, Inc., Class A	355,800	4,867,344
Kforce, Inc. (a)(b)	432,800	5,336,424
Resources Connection, Inc.	432,700	4,582,293
		14,786,061
Real Estate Investment Trusts (REITs) — 6.9%
Acadia Realty Trust (b)	408,100	8,219,134
BioMed Realty Trust, Inc.	280,200	5,066,016
CommonWealth REIT (b)	344,975	5,740,384
Corporate Office Properties Trust (b)	222,000	4,719,720
Cousins Properties, Inc.	1,132,167	7,257,190
Dupont Fabros Technology, Inc. (b)	627,400	15,195,628
Kilroy Realty Corp.	144,600	5,504,922
Lexington Corporate Properties Trust (a)(b)	801,750	6,005,108
Omega Healthcare Investors, Inc. (a)(b)	434,500	8,407,575
		66,115,677
Road & Rail — 1.3%
Marten Transport Ltd.	423,048	7,610,633

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2011	2

Schedule of Investments (continued)	Master Value Opportunities LLC
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Road & Rail (concluded)
Vitran Corp., Inc. (a)	909,621	$5,239,417
		12,850,050
Semiconductors & Semiconductor Equipment — 3.3%
Cymer, Inc. (a)(b)	102,200	5,085,472
DSP Group, Inc. (a)	922,137	4,804,334
MKS Instruments, Inc.	181,400	5,046,548
PMC-Sierra, Inc. (a)	1,016,300	5,599,813
Standard Microsystems Corp. (a)(b)	267,000	6,880,590
Teradyne, Inc. (a)(b)	294,800	4,018,124
		31,434,881
Software — 3.0%
Bottomline Technologies, Inc. (a)(b)	393,297	9,112,691
Compuware Corp. (a)(b)	892,500	7,425,600
Progress Software Corp. (a)(b)	341,100	6,600,285
Take-Two Interactive Software, Inc. (a)(b)	426,500	5,779,075
		28,917,651
Specialty Retail — 5.2%
Ascena Retail Group, Inc. (a)(b)	329,815	9,802,102
The Children’s Place Retail Stores, Inc. (a)(b)	134,300	7,134,016
Collective Brands, Inc. (a)(b)	242,326	3,482,224
Express, Inc.	443,400	8,841,396
Genesco, Inc. (a)(b)	118,700	7,328,538
The Men’s Wearhouse, Inc.	160,387	5,198,143
Penske Auto Group, Inc.	221,800	4,269,650
The Pep Boys - Manny, Moe & Jack	381,799	4,199,789
		50,255,858
Textiles, Apparel & Luxury Goods — 1.8%
G-III Apparel Group Ltd. (a)(b)	221,892	5,527,330
The Jones Group, Inc.	436,628	4,606,425
Perry Ellis International, Inc. (a)	144,000	2,047,680
The Warnaco Group, Inc. (a)(b)	104,100	5,209,164
		17,390,599
Thrifts & Mortgage Finance — 0.2%
Provident Financial Services, Inc.	155,400	2,080,806
Total Common Stocks – 99.1%		952,215,178

Warrants (c)
Commercial Banks — 0.5%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	291,000	5,104,140

Warrants (c)	Shares	Value
Total Warrants – 0.5%		$5,104,140
Total Long-Term Investments (Cost – $849,492,992) – 99.6%		957,319,318

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.09% (d)(e)	1,704,779	1,704,779

	Beneficial Interest (000)
BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$170,106	170,106,488
Total Short-Term Securities (Cost – $171,811,267) – 17.9%		171,811,267
Total Investments (Cost — $1,021,304,259*) - 117.5%		1,129,130,585
Liabilities in Excess of Other Assets – (17.5)%		(168,039,313)
Net Assets – 100.0%		$961,091,272

*	As of December 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes, were as follows:

Tax Cost	$1,038,221,085
Gross unrealized appreciation	199,828,639
Gross unrealized depreciation	(108,919,139)
Net unrealized appreciation	$90,909,500

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)

Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2011	3

Schedule of Investments (concluded)	Master Value Opportunities LLC

(d)	Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at March 31, 2011	Net Activity	Shares/ Beneficial Interest Held at December 31, 2011	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	20,440,783	(18,736,004)	1,704,779	$9,038
BlackRock Liquidity Series, LLC Money Market Series	$25,810,450	$144,296,038	$170,106,488	$578,944

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

• Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master LLC’s perceived risk of investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2011 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments: Long-Term Investments[1]	$957,319,318	—	—	$957,319,318
Short-Term Securities	1,704,779	$170,106,488	—	171,811,267
Total	$959,024,097	$170,106,488	—	$1,129,130,585

1See above Schedule of Investments for values in each industry.

MASTER VALUE OPPORTUNITIES LLC	DECEMBER 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Value Opportunities Fund, Inc. and Master Value Opportunities LLC

Date: February 24, 2012